Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	535.85
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule (r)
Net Fee	$ 535.85
Narrative - Max Aggregate Offering Price	$ 3,500,000.00
Final Prospectus	true